Prepaid Expenses and Other Tax Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses and Other Tax Assets
Schedule Of Prepaid Expenses and Other Tax Assets

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	427	179	606	305	131	436
Other tax assets	225	87	312	170	98	268
Total	652	266	918	475	229	704
/ Other non-financial assets	1,188	1,701	2,889	889	1,301	2,191
Prepaid expenses and other tax assets as % of / other non-financial assets	55	16	32	53	18	32